UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2022

Item 1. Schedule of Investment

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 98.7%
Austria | 0.6%
Mondi PLC	116,357	$2,255,720
Brazil | 12.6%
Banco do Brasil SA	1,188,628	8,663,087
BB Seguridade Participacoes SA	1,740,700	9,345,059
CCR SA	2,446,750	7,040,563
Engie Brasil Energia SA	384,598	3,492,931
Petroleo Brasileiro SA Sponsored ADR	715,080	10,583,184
Vale SA Sponsored ADR	184,141	3,680,979
Vibra Energia SA	737,900	3,623,592
		46,429,395
China | 22.5%
A-Living Smart City Services Co., Ltd.	1,627,750	2,264,042
AAC Technologies Holdings, Inc.	582,691	1,398,972
Anhui Conch Cement Co., Ltd., Class H	1,100,375	5,639,403
China Construction Bank Corp., Class H	20,364,038	15,297,388
China Medical System Holdings, Ltd.	1,781,000	2,787,584
China Merchants Bank Co., Ltd., Class H	668,737	5,227,763
China Shenhua Energy Co., Ltd., Class H	994,275	3,171,444
China Vanke Co., Ltd., Class H	2,218,500	4,991,734
ENN Natural Gas Co., Ltd.	1,052,300	2,928,099
Gree Electric Appliances, Inc. of Zhuhai, Class A	780,200	3,961,304
Hengan International Group Co., Ltd.	1,192,527	5,504,804
Huayu Automotive Systems Co., Ltd., Class A	829,100	2,599,675
Lenovo Group, Ltd.	5,592,000	6,064,871
Ping An Insurance (Group) Co. of China, Ltd., Class H	951,500	6,713,383
Sinopharm Group Co., Ltd., Class H	3,097,597	7,045,155
Tingyi (Cayman Islands) Holding Corp.	1,996,000	3,347,523
Weichai Power Co., Ltd., Class H	2,233,958	3,511,543
		82,454,687
Egypt | 1.1%
Commercial International Bank Egypt SAE GDR (*)	1,728,964	4,043,744
Greece | 1.0%
OPAP SA	252,761	3,677,093
Hong Kong | 1.1%
ASM Pacific Technology, Ltd.	420,088	4,248,760
Hungary | 1.6%
OTP Bank Nyrt. (*)	162,238	5,885,537
India | 7.6%
Axis Bank, Ltd. (*)	368,038	3,657,988
Bajaj Auto, Ltd.	62,364	2,996,888
Description	Shares	Fair Value
Bharat Petroleum Corp., Ltd.	555,242	$2,623,234
Coal India, Ltd.	1,279,696	3,082,062
Hero MotoCorp, Ltd.	75,981	2,286,410
Indus Towers, Ltd. (*)	1,710,251	4,957,314
Petronet LNG, Ltd.	1,366,207	3,479,120
UPL, Ltd.	477,601	4,815,080
		27,898,096
Indonesia | 4.9%
PT Astra International Tbk	10,054,004	4,593,208
PT Bank Mandiri (Persero) Tbk	13,678,830	7,505,646
PT Telkom Indonesia (Persero) Tbk ADR	181,321	5,793,206
		17,892,060
Mexico | 5.6%
America Movil SAB de CV, Class L Sponsored ADR	180,222	3,811,695
Grupo Financiero Banorte SAB de CV, Class O	835,149	6,279,363
Grupo Mexico SAB de CV, Series B	1,068,793	6,394,488
Kimberly-Clark de Mexico SAB de CV, Series A	1,962,250	2,760,370
Ternium SA Sponsored ADR	27,884	1,272,905
		20,518,821
Portugal | 2.5%
Galp Energia SGPS SA	713,816	9,033,271
Russia | 0.0%
Gazprom PJSC Sponsored ADR (¢)	527,817	1
LUKOIL PJSC Sponsored ADR (¢)	76,520	0
Mobile TeleSystems PJSC Sponsored ADR (¢)	722,038	1
Sberbank of Russia PJSC (‡)	1,580,119	1
X5 Retail Group NV GDR (¢)	170,463	0
		3
South Africa | 9.0%
Anglo American PLC	64,866	3,345,559
Life Healthcare Group Holdings, Ltd.	2,714,072	4,321,922
Nedbank Group, Ltd.	528,838	8,403,197
Sanlam, Ltd.	721,972	3,549,081
Standard Bank Group, Ltd.	408,998	5,088,594
The Bidvest Group, Ltd.	330,936	5,054,032
Vodacom Group, Ltd.	299,761	3,275,950
		33,038,335
South Korea | 14.1%
Coway Co., Ltd.	81,343	4,585,614
Hyundai Mobis Co., Ltd.	22,948	4,052,954
KB Financial Group, Inc.	152,915	7,687,407
KT Corp.	7,447	218,728
KT&G Corp.	44,130	2,936,971

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Samsung Electronics Co., Ltd.	227,843	$13,016,134
Shinhan Financial Group Co., Ltd.	187,750	6,403,616
SK Hynix, Inc.	134,478	12,872,646
		51,774,070
Taiwan | 11.4%
ASE Technology Holding Co., Ltd.	2,171,000	7,743,544
Globalwafers Co., Ltd.	103,000	2,393,324
Hon Hai Precision Industry Co., Ltd.	1,672,320	6,160,767
MediaTek, Inc.	81,000	2,525,490
Novatek Microelectronics Corp.	426,000	6,287,670
Quanta Computer, Inc.	2,167,000	6,637,365
Taiwan Semiconductor Manufacturing Co., Ltd.	264,989	5,478,498
Wiwynn Corp.	134,000	4,742,514
		41,969,172
Thailand | 1.7%
Kasikornbank Public Co., Ltd.	726,669	3,522,654
The Siam Cement Public Co., Ltd. (‡)	228,508	2,632,137
		6,154,791
United Kingdom | 1.4%
Unilever PLC	110,492	5,001,356
Total Common Stocks (Cost $330,079,902)		362,274,911
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $4,222,457)	4,222,457	4,222,457
Total Investments l 99.9% (Cost $334,302,359)		$366,497,368
Cash and Other Assets in Excess of Liabilities l 0.1%		494,579
Net Assets l 100.0%		$366,991,947

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 95.1%
Canada | 4.7%
CAE, Inc. (*)	44,448	$1,156,931
Suncor Energy, Inc.	97,117	3,161,750
TMX Group, Ltd.	16,066	1,652,415
		5,971,096
China | 4.7%
Alibaba Group Holding, Ltd. (*)	64,300	880,092
Autohome, Inc. ADR	25,570	777,584
China Longyuan Power Group Corp., Ltd., Class H	587,000	1,330,613
ENN Energy Holdings, Ltd.	88,700	1,321,891
ESR Cayman, Ltd. (*)	534,000	1,653,159
		5,963,339
Denmark | 1.9%
Carlsberg AS, Class B	12,237	1,494,068
Vestas Wind Systems A/S	31,603	933,083
		2,427,151
Finland | 2.2%
Nordea Bank Abp	172,317	1,774,473
Sampo Oyj, A Shares	21,434	1,046,235
		2,820,708
France | 12.1%
Air Liquide SA	15,111	2,643,506
Capgemini SE	10,716	2,383,701
Engie SA	230,377	3,019,876
Pernod Ricard SA	8,982	1,969,951
Sanofi	37,607	3,835,322
Thales SA	12,195	1,539,922
		15,392,278
Germany | 7.1%
Continental AG (*)	12,014	866,583
Infineon Technologies AG	42,388	1,448,119
Merck KGaA	12,386	2,593,985
MTU Aero Engines AG	11,072	2,572,541
Vonovia SE	31,642	1,479,492
		8,960,720
India | 1.2%
Reliance Industries, Ltd.	43,465	1,504,414
Ireland | 1.4%
Ryanair Holdings PLC Sponsored ADR (*)	20,654	1,799,377
Israel | 1.4%
Bank Leumi Le-Israel BM	170,457	1,829,865
Description	Shares	Fair Value
Italy | 1.5%
Enel SpA	293,305	$1,958,704
Japan | 15.5%
Asics Corp.	63,800	1,230,447
Bandai Namco Holdings, Inc.	22,300	1,689,331
Daikin Industries, Ltd.	7,500	1,365,562
Daiwa House Industry Co., Ltd.	65,292	1,705,802
Disco Corp.	4,300	1,199,447
Hitachi, Ltd.	32,800	1,643,558
Makita Corp.	39,100	1,252,322
MatsukiyoCocokara & Co.	46,200	1,642,043
Nexon Co., Ltd.	63,767	1,525,900
Olympus Corp.	99,200	1,884,640
Shimano, Inc.	7,200	1,646,894
Suzuki Motor Corp.	43,700	1,497,960
Yamaha Corp.	30,900	1,347,488
		19,631,394
Mexico | 1.0%
Arca Continental SAB de CV	189,200	1,286,541
Netherlands | 5.8%
Akzo Nobel NV	20,771	1,784,564
Koninklijke DSM NV	8,659	1,547,531
Universal Music Group NV	81,729	2,169,709
Wolters Kluwer NV	18,030	1,919,284
		7,421,088
Norway | 2.3%
Equinor ASA	39,605	1,486,104
Telenor ASA	97,122	1,395,905
		2,882,009
Portugal | 1.4%
Galp Energia SGPS SA	137,232	1,736,657
Singapore | 1.5%
DBS Group Holdings, Ltd.	72,860	1,915,514
South Africa | 1.9%
Anglo American PLC	47,205	2,434,667
South Korea | 1.8%
Osstem Implant Co., Ltd. (¢)	8,507	845,022
SK Hynix, Inc.	15,338	1,468,200
		2,313,222
Spain | 1.0%
Industria de Diseno Textil SA	58,920	1,282,031
Sweden | 1.2%
Sandvik AB	69,920	1,484,430
Switzerland | 3.8%
ABB, Ltd.	78,284	2,532,765

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
Novartis AG	25,764	$2,259,541
		4,792,306
United Kingdom | 12.1%
3i Group PLC	96,831	1,751,569
Barclays PLC	772,539	1,500,741
Compass Group PLC	75,122	1,618,959
Petershill Partners PLC	221,913	723,875
Prudential PLC	82,478	1,218,346
RELX PLC	143,208	4,460,665
Smith & Nephew PLC	77,024	1,227,731
Tesco PLC	308,832	1,116,533
Unilever PLC	38,413	1,738,946
		15,357,365
United States | 7.6%
Aon PLC, Class A	10,947	3,564,671
BRP, Inc.	12,655	1,036,168
Ferguson PLC	11,010	1,494,497
Medtronic PLC	32,387	3,593,338
		9,688,674
Total Common Stocks (Cost $110,913,234)		120,853,550
Preferred Stocks | 1.3%
Germany | 1.3%
Volkswagen AG (Cost $1,656,177)	9,215	1,593,424
Short-Term Investments | 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $3,092,941)	3,092,941	3,092,941
Total Investments l 98.8% (Cost $115,662,352)		$125,539,915
Cash and Other Assets in Excess of Liabilities l 1.2%		1,534,523
Net Assets l 100.0%		$127,074,438

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 96.9%
Aerospace & Defense | 2.4%
Curtiss-Wright Corp.	4,883	$733,231
HEICO Corp.	2,531	388,610
		1,121,841
Airlines | 1.4%
Alaska Air Group, Inc. (*)	11,497	666,941
Banks | 8.6%
Commerce Bancshares, Inc.	11,420	817,558
East West Bancorp, Inc.	11,090	876,332
Home BancShares, Inc.	39,750	898,350
Pinnacle Financial Partners, Inc.	9,309	857,173
Wintrust Financial Corp.	6,950	645,863
		4,095,276
Biotechnology | 1.5%
United Therapeutics Corp. (*)	4,031	723,202
Building Products | 4.1%
Armstrong World Industries, Inc.	7,403	666,344
Carlisle Cos., Inc.	2,620	644,310
PGT Innovations, Inc. (*)	36,078	648,683
		1,959,337
Capital Markets | 1.2%
Morningstar, Inc.	2,060	562,730
Chemicals | 2.0%
Ashland Global Holdings, Inc.	5,336	525,116
Ingevity Corp. (*)	6,982	447,336
		972,452
Communications Equipment | 2.3%
Ciena Corp. (*)	10,364	628,369
F5, Inc. (*)	2,327	486,227
		1,114,596
Construction & Engineering | 0.7%
Valmont Industries, Inc.	1,323	315,668
Construction Materials | 0.9%
Eagle Materials, Inc.	3,192	409,725
Containers & Packaging | 2.4%
Avery Dennison Corp.	2,845	494,945
Graphic Packaging Holding Co.	33,447	670,278
		1,165,223
Electrical Equipment | 4.5%
Array Technologies, Inc. (*)	36,101	406,858
Atkore, Inc. (*)	5,341	525,768
EnerSys	8,460	630,862
Description	Shares	Fair Value
GrafTech International, Ltd.	58,159	$559,490
		2,122,978
Electronic Equipment, Instruments & Components | 1.5%
Cognex Corp.	5,057	390,147
Littelfuse, Inc.	1,314	327,725
		717,872
Energy Equipment & Services | 2.6%
Cactus, Inc., Class A	9,238	524,164
Liberty Oilfield Services, Inc., Class A (*)	46,815	693,798
		1,217,962
Entertainment | 1.4%
Take-Two Interactive Software, Inc. (*)	4,398	676,149
Equity Real Estate Investment Trusts (REITs) | 8.1%
Alexandria Real Estate Equities, Inc.	3,154	634,743
Brixmor Property Group, Inc.	26,032	671,886
Camden Property Trust	3,561	591,838
Hudson Pacific Properties, Inc.	21,979	609,917
PS Business Parks, Inc.	4,540	763,083
Summit Hotel Properties, Inc. (*)	58,943	587,072
		3,858,539
Food & Staples Retailing | 1.5%
US Foods Holding Corp. (*)	19,032	716,174
Food Products | 2.2%
Hostess Brands, Inc. (*)	21,658	475,176
Utz Brands, Inc.	37,387	552,580
		1,027,756
Gas Utilities | 1.8%
New Jersey Resources Corp.	18,695	857,353
Health Care Equipment & Supplies | 2.2%
Nevro Corp. (*)	4,678	338,360
Ortho Clinical Diagnostics Holdings PLC (*)	38,405	716,637
		1,054,997
Health Care Providers & Services | 1.3%
Henry Schein, Inc. (*)	7,287	635,354
Health Care Technology | 0.9%
Certara, Inc. (*)	19,343	415,488
Hotels, Restaurants & Leisure | 2.3%
Brinker International, Inc. (*)	14,549	555,190
Wyndham Hotels & Resorts, Inc.	6,532	553,195
		1,108,385
Household Durables | 1.1%
Leggett & Platt, Inc.	15,223	529,760
Insurance | 3.2%
Brown & Brown, Inc.	12,068	872,154

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
Reinsurance Group of America, Inc.	5,888	$644,501
		1,516,655
Interactive Media & Services | 3.0%
Cars.com, Inc. (*)	36,446	525,916
MediaAlpha, Inc., Class A (*)	17,561	290,634
Ziff Davis, Inc. (*)	6,206	600,617
		1,417,167
IT Services | 3.1%
Amdocs, Ltd.	5,845	480,517
LiveRamp Holdings, Inc. (*)	11,497	429,873
Remitly Global, Inc.	24,003	236,910
Squarespace, Inc., Class A (*)	12,975	332,419
		1,479,719
Leisure Products | 2.2%
Brunswick Corp.	4,528	366,270
Hasbro, Inc.	8,508	696,975
		1,063,245
Life Sciences Tools & Services | 3.7%
AbCellera Biologics, Inc. (*)	34,941	340,675
ICON PLC (*)	2,620	637,236
Sotera Health Co. (*)	17,234	373,289
Stevanato Group SpA	21,476	432,097
		1,783,297
Machinery | 3.4%
Altra Industrial Motion Corp.	11,727	456,532
Columbus McKinnon Corp.	13,846	587,070
Gates Industrial Corp. PLC (*)	37,307	561,844
		1,605,446
Multiline Retail | 0.5%
Kohl's Corp.	3,977	240,449
Oil, Gas & Consumable Fuels | 2.8%
Antero Resources Corp. (*)	26,153	798,451
Magnolia Oil & Gas Corp., Class A	23,590	557,904
		1,356,355
Paper & Forest Products | 1.2%
Neenah, Inc.	14,174	562,141
Pharmaceuticals | 1.3%
Catalent, Inc. (*)	5,800	643,220
Professional Services | 2.5%
Leidos Holdings, Inc.	5,532	597,567
Sterling Check Corp.	22,382	591,556
		1,189,123
Description	Shares	Fair Value
Semiconductors & Semiconductor Equipment | 1.8%
MKS Instruments, Inc.	5,587	$838,050
Software | 5.1%
CyberArk Software, Ltd. (*)	3,236	546,075
Dolby Laboratories, Inc., Class A	8,466	662,211
N-Able, Inc. (*)	43,300	394,030
Pegasystems, Inc.	4,463	359,941
PTC, Inc. (*)	4,296	462,765
		2,425,022
Specialty Retail | 3.1%
Five Below, Inc. (*)	2,863	453,413
Leslie's, Inc. (*)	31,207	604,168
Warby Parker, Inc., Class A (*)	11,742	396,997
		1,454,578
Textiles, Apparel & Luxury Goods | 1.1%
Tapestry, Inc.	14,306	531,468
Total Common Stocks (Cost $40,556,740)		46,151,693
Short-Term Investments | 3.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $1,548,549)	1,548,549	1,548,549
Total Investments l 100.2% (Cost $42,105,289)		$47,700,242
Liabilities in Excess of Cash and Other Assets l (0.2)%		(81,002)
Net Assets l 100.0%		$47,619,240

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 41.0%
Australia | 0.9%
AGL Energy, Ltd.	41,162	$237,260
BHP Group, Ltd.	11,621	452,638
Charter Hall Group REIT	11,060	134,284
Charter Hall Long Wale REIT	16,525	65,465
CSL, Ltd.	2,415	479,612
Dexus REIT	52,768	429,437
Healius, Ltd.	38,564	125,571
Northern Star Resources, Ltd.	8,904	70,568
Rio Tinto PLC	4,722	374,577
Rio Tinto, Ltd.	2,982	264,156
Sandfire Resources Ltd.	31,157	131,556
Shopping Centres Australasia Property Group REIT	28,873	62,593
WiseTech Global, Ltd.	2,993	112,756
		2,940,473
Belgium | 0.1%
Proximus SADP	3,805	70,819
UCB SA	506	60,574
Warehouses De Pauw CVA REIT	2,300	99,110
		230,503
Canada | 1.8%
Alimentation Couche-Tard, Inc.	2,443	110,059
Birchcliff Energy, Ltd.	25,880	173,065
CAE, Inc. (*)	11,456	298,772
Canadian National Railway Co.	3,916	525,292
Canadian Natural Resources, Ltd.	4,035	249,849
Empire Co., Ltd., Class A	4,799	170,210
Granite Real Estate Investment Trust	2,298	177,164
H&R Real Estate Investment Trust	15,024	156,832
Hydro One, Ltd.	5,698	153,508
Loblaw Cos., Ltd.	9,301	834,609
Metro, Inc.	6,307	363,038
NuVista Energy, Ltd. (*)	22,956	194,093
Quebecor, Inc., Class B	2,758	65,743
Shopify, Inc., Class A (*)	110	74,392
Suncor Energy, Inc.	18,937	616,515
The Toronto-Dominion Bank	6,916	549,269
Thomson Reuters Corp.	3,015	327,341
Tourmaline Oil Corp.	14,112	650,203
		5,689,954
China | 0.3%
NXP Semiconductors NV	2,556	473,064
SITC International Holdings Co., Ltd.	91,000	321,230
Description	Shares	Fair Value
Yangzijiang Shipbuilding Holdings, Ltd. (*)	101,100	$113,730
		908,024
Denmark | 0.3%
AP Moller-Maersk A/S, Class B	36	108,509
Carlsberg A/S, Class B Sponsored ADR	14,099	343,452
Novo Nordisk A/S, Class B	4,680	518,294
		970,255
France | 1.1%
Arkema SA	1,100	131,233
BNP Paribas SA	11,119	633,085
Bureau Veritas SA ADR (*)	5,273	300,403
Cie de Saint-Gobain	5,718	340,278
Cie Generale des Etablissements Michelin SCA	461	62,278
Electricite de France SA	17,340	163,366
Hermes International	41	58,154
Legrand SA ADR	15,309	290,259
LVMH Moet Hennessy Louis Vuitton SE ADR	2,647	377,409
Orange SA	14,275	168,798
Pernod Ricard SA Sponsored ADR	8,320	364,499
Societe Generale SA	9,525	254,810
Thales SA Sponsored ADR	14,647	367,493
		3,512,065
Germany | 0.7%
Allianz SE	1,336	319,029
Covestro AG	3,738	188,874
Mercedes-Benz Group AG	1,257	88,288
Daimler Truck Holding AG (*)	2,975	82,649
Deutsche Bank AG (*)	10,690	136,502
Deutsche Post AG	16,255	780,541
Merck KGaA Sponsored ADR	9,146	382,394
Nemetschek SE	1,158	112,333
		2,090,610
Hong Kong | 0.2%
AIA Group, Ltd. Sponsored ADR	8,252	345,263
Orient Overseas International, Ltd.	6,000	159,462
Swire Pacific, Ltd., Class A	17,500	106,789
		611,514
Israel | 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd. (*)	108,488	185,811
Perion Network, Ltd. (*)	6,627	149,041
ZIM Integrated Shipping Services, Ltd.	2,669	194,063
		528,915
Italy | 0.1%
A2A SpA	65,419	112,095

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Enel SpA	16,679	$111,383
		223,478
Japan | 2.8%
AGC, Inc.	1,900	75,937
Ajinomoto Co., Inc.	1,100	31,237
Chubu Electric Power Co., Inc.	6,700	69,416
Cosmo Energy Holdings Co., Ltd.	6,600	142,436
Dai-ichi Life Holdings, Inc.	20,700	421,121
Daiwa House Industry Co., Ltd.	12,400	323,959
Electric Power Development Co., Ltd.	42,900	614,526
ENEOS Holdings, Inc.	85,800	322,481
FUJIFILM Holdings Corp.	1,400	85,647
H.U. Group Holdings, Inc.	5,400	128,292
Japan Post Bank Co., Ltd.	66,300	533,979
Japan Post Holdings Co., Ltd.	157,500	1,156,904
Japan Post Insurance Co., Ltd.	9,200	160,934
Japan Real Estate Investment Corp. REIT	19	99,560
KDDI Corp.	6,000	197,078
Kyushu Electric Power Co., Inc.	12,200	81,827
Lawson, Inc.	1,500	57,329
McDonald's Holdings Co. Japan, Ltd.	5,800	241,577
Mitsubishi Electric Corp.	30,400	349,898
Mitsubishi UFJ Financial Group, Inc.	27,200	168,835
Mitsui & Co., Ltd.	4,800	130,751
Mitsui Chemicals, Inc.	7,500	188,930
NGK Spark Plug Co., Ltd.	7,200	115,869
Nihon Kohden Corp.	2,100	50,471
Nintendo Co., Ltd.	100	50,456
Nintendo Co., Ltd. ADR	6,412	403,379
Nippon Express Holdings, Inc.	1,400	96,233
Nippon Telegraph & Telephone Corp.	3,900	113,322
Nisshinbo Holdings, Inc.	24,200	209,913
Olympus Corp. Sponsored ADR (*)	17,571	337,012
Osaka Gas Co., Ltd.	14,200	243,786
Panasonic Corp.	16,800	162,693
Rengo Co., Ltd.	8,800	56,262
Shimano, Inc. ADR	14,804	338,567
Sumitomo Chemical Co., Ltd.	53,200	243,873
Sumitomo Mitsui Financial Group, Inc.	3,300	105,317
The Hachijuni Bank, Ltd.	17,500	58,074
Tohoku Electric Power Co., Inc.	7,600	44,467
Tokyo Gas Co., Ltd.	18,200	333,394
Toyota Motor Corp.	7,500	134,351
Yamazaki Baking Co., Ltd.	5,600	68,852
		8,748,945
Description	Shares	Fair Value
Malta | 0.0%
Kindred Group PLC	8,489	$92,631
Netherlands | 0.8%
Adyen NV (*)	50	98,779
ASML Holding NV	267	178,089
Eurocommercial Properties NV REIT	7,155	195,674
EXOR NV	2,120	161,697
Shell PLC	29,017	796,335
Wolters Kluwer NV	2,030	216,092
Wolters Kluwer NV Sponsored ADR	7,818	832,930
		2,479,596
New Zealand | 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	2,748	46,176
Mainfreight, Ltd.	890	51,455
Spark New Zealand, Ltd.	19,274	61,066
		158,697
Norway | 0.1%
Orkla ASA	15,148	134,716
Telenor ASA	3,395	48,796
		183,512
Portugal | 0.0%
Jeronimo Martins SGPS SA (*)	3,669	87,897
South Africa | 0.0%
Anglo American PLC	1,309	67,514
Spain | 0.2%
Banco Santander SA	34,184	115,985
Corporacion Financiera Alba SA	350	20,428
Iberdrola SA (*)	25,998	282,972
Industria de Diseno Textil SA ADR	19,107	208,266
		627,651
Sweden | 0.6%
Assa Abloy AB ADR	22,243	298,946
Epiroc AB ADR	31,214	665,482
Hexagon AB ADR	40,300	563,797
Lundin Energy AB	6,813	288,834
Telefonaktiebolaget LM Ericsson, B Shares	11,094	101,510
		1,918,569
Switzerland | 1.0%
ABB, Ltd. Sponsored ADR	15,058	486,976
PSP Swiss Property AG	974	127,827
Roche Holding AG	4,037	1,596,534
Swatch Group AG ADR	30,775	434,543
Swisscom AG	423	253,964
Tecan Group AG	115	45,323

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
UBS Group AG	6,401	$125,056
		3,070,223
United Kingdom | 1.4%
Barclays PLC	143,319	278,413
BP PLC	36,762	179,657
Coca-Cola Europacific Partners PLC	7,157	347,902
Diageo PLC Sponsored ADR	4,729	960,649
Howden Joinery Group PLC	5,298	53,139
HSBC Holdings PLC	11,792	80,799
J Sainsbury PLC	32,468	107,511
National Grid PLC	7,733	118,776
Natwest Group PLC	100,327	282,302
RELX PLC Sponsored ADR	22,245	691,819
SSE PLC	3,842	87,972
Standard Chartered PLC	69,370	460,016
Unilever PLC Sponsored ADR	12,189	555,453
Virgin Money UK PLC	58,430	132,451
Vodafone Group PLC	141,945	232,884
		4,569,743
United States | 28.3%
Accenture PLC, Class A	3,945	1,330,372
Activision Blizzard, Inc.	1,188	95,171
Adobe, Inc. (*)	399	181,792
Adtalem Global Education, Inc. (*)	3,304	98,162
Advanced Micro Devices, Inc. (*)	2,593	283,519
AGCO Corp.	775	113,173
Agilent Technologies, Inc.	1,273	168,456
Akamai Technologies, Inc. (*)	1,058	126,315
Alleghany Corp. (*)	85	71,995
Allison Transmission Holdings, Inc.	1,396	54,807
Alphabet, Inc., Class A (*)	519	1,443,521
Alphabet, Inc., Class C (*)	822	2,295,838
Amazon.com, Inc. (*)	604	1,969,010
Amdocs, Ltd.	1,400	115,094
AMERCO	359	214,301
American Electric Power Co., Inc.	1,378	137,483
American Express Co.	1,679	313,973
American International Group, Inc.	4,223	265,078
AmerisourceBergen Corp.	601	92,981
Amgen, Inc.	802	193,940
AMN Healthcare Services, Inc. (*)	918	95,775
Amphenol Corp., Class A	7,328	552,165
Anthem, Inc.	1,149	564,412
Aon PLC, Class A	2,900	944,327
APA Corp.	3,105	128,330
Apple, Inc.	33,101	5,779,766
Description	Shares	Fair Value
Applied Materials, Inc.	2,520	$332,136
Assurant, Inc.	448	81,460
Automatic Data Processing, Inc.	952	216,618
AutoZone, Inc. (*)	245	500,922
Avery Dennison Corp.	1,562	271,741
Bank of America Corp.	13,233	545,464
Baxter International, Inc.	2,206	171,053
Becton, Dickinson & Co.	676	179,816
Berkshire Hathaway, Inc., Class B (*)	467	164,809
BJ's Wholesale Club Holdings, Inc. (*)	3,303	223,316
Booz Allen Hamilton Holding Corp.	6,243	548,385
Boston Scientific Corp. (*)	10,239	453,485
Bristol-Myers Squibb Co.	6,640	484,919
Broadcom, Inc.	1,064	669,980
BRP, Inc.	4,871	398,399
Brunswick Corp.	1,408	113,893
Cadence Design Systems, Inc. (*)	2,994	492,393
Cboe Global Markets, Inc.	418	47,828
Cerner Corp.	815	76,251
CF Industries Holdings, Inc.	1,786	184,065
Charter Communications, Inc., Class A (*)	388	211,662
Chubb, Ltd.	392	83,849
Cigna Corp.	881	211,096
Cisco Systems, Inc.	5,588	311,587
Citigroup, Inc.	5,237	279,656
Citizens Financial Group, Inc.	5,081	230,322
CMS Energy Corp.	947	66,233
Cognizant Technology Solutions Corp., Class A	9,643	864,688
Colgate-Palmolive Co.	4,628	350,941
Comcast Corp., Class A	10,470	490,205
Corteva, Inc.	1,133	65,125
CorVel Corp. (*)	450	75,798
Costco Wholesale Corp.	783	450,891
Coterra Energy, Inc.	6,361	171,556
Crowdstrike Holdings, Inc., Class A (*)	540	122,623
CSG Systems International, Inc.	1,141	72,533
Cushman & Wakefield PLC (*)	7,563	155,117
CVS Health Corp.	5,640	570,824
D.R. Horton, Inc.	766	57,075
Danaher Corp.	457	134,052
Darden Restaurants, Inc.	939	124,840
Darling Ingredients, Inc. (*)	1,399	112,452
DaVita, Inc. (*)	1,024	115,825
Deere & Co.	1,122	466,146
Diamondback Energy, Inc.	1,118	153,255
Dick's Sporting Goods, Inc.	942	94,219

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Digital Realty Trust, Inc. REIT	757	$107,343
DocuSign, Inc. (*)	673	72,092
Dolby Laboratories, Inc., Class A	699	54,676
Dollar General Corp.	3,520	783,658
Dow, Inc.	2,335	148,786
Duke Energy Corp.	538	60,073
Electronic Arts, Inc.	424	53,640
Eli Lilly & Co.	3,831	1,097,083
EPAM Systems, Inc. (*)	430	127,542
Equitable Holdings, Inc.	3,080	95,203
Everest Re Group, Ltd.	227	68,413
Evergy, Inc.	2,714	185,475
Exlservice Holdings, Inc. (*)	627	89,830
Expedia Group, Inc. (*)	1,473	288,222
Extra Space Storage, Inc. REIT	696	143,098
FactSet Research Systems, Inc.	685	297,393
FedEx Corp.	500	115,695
Fidelity National Financial, Inc.	2,731	133,382
First Citizens BancShares, Inc. Class A	149	99,174
Flagstar Bancorp, Inc.	2,704	114,650
Flowers Foods, Inc.	8,325	214,036
FNB Corp.	11,641	144,930
Fortinet, Inc. (*)	862	294,580
FOX Corp., Class B	8,105	294,049
FOX Corp., Class A	5,083	200,524
General Mills, Inc.	1,203	81,467
Gilead Sciences, Inc.	1,837	109,210
GlaxoSmithKline PLC	47,879	1,032,460
Goldman Sachs Group, Inc. NA	304	100,350
Grand Canyon Education, Inc. (*)	754	73,221
HCA Healthcare, Inc.	2,412	604,495
Henry Schein, Inc. (*)	713	62,166
Home Depot, Inc.	2,844	851,295
Honeywell International, Inc.	2,003	389,744
Hormel Foods Corp.	1,172	60,405
Houlihan Lokey, Inc.	588	51,626
ICU Medical, Inc. N Ap (*)	403	89,724
Incyte Corp. (*)	879	69,810
Ingles Markets, Inc. Class A	879	78,275
Intel Corp.	11,474	568,651
Inter Parfums, Inc.	601	52,918
Intercontinental Exchange, Inc.	7,669	1,013,228
International Game Technology PLC	4,278	105,581
IQVIA Holdings, Inc. (*)	3,945	912,123
Jack Henry & Associates, Inc.	710	139,905
JB Hunt Transport Services, Inc.	1,707	342,749
Description	Shares	Fair Value
Johnson & Johnson	8,716	$1,544,737
JPMorgan Chase & Co.	1,055	143,818
Kellogg Co.	3,199	206,304
Keysight Technologies, Inc. (*)	2,294	362,383
Kforce, Inc.	817	60,433
KLA Corp.	308	112,746
Laboratory Corp. of America Holdings (*)	1,543	406,827
Life Storage, Inc. REIT	1,786	250,808
Lockheed Martin Corp.	3,053	1,347,594
Lowe's Cos., Inc.	3,751	758,415
Magnolia Oil & Gas Corp., Class A	6,597	156,019
Markel Corp. (*)	49	72,287
Matson, Inc.	842	101,562
MaxLinear, Inc. (*)	2,011	117,342
McDonald's Corp.	3,863	955,243
Medtronic PLC	1,650	183,067
Merck & Co., Inc.	5,322	436,670
Meta Platforms, Inc., Class A (*)	1,085	241,261
MetLife, Inc.	5,473	384,642
Mettler-Toledo International, Inc. (*)	143	196,366
Micron Technology, Inc.	1,348	104,996
Microsoft Corp.	16,881	5,204,581
Molina Healthcare, Inc. (*)	359	119,759
Monolithic Power Systems, Inc.	550	267,124
Moody's Corp.	656	221,341
Motorola Solutions, Inc.	4,374	1,059,383
National Fuel Gas Co.	910	62,517
Netflix, Inc. (*)	821	307,538
News Corp. Class A	12,733	282,036
NIKE, Inc., Class B	3,605	485,089
Northrop Grumman Corp.	192	85,866
NRG Energy, Inc.	5,417	207,796
Nucor Corp.	1,675	248,989
NVIDIA Corp.	4,756	1,297,722
NVR, Inc. (*)	11	49,140
O'Reilly Automotive, Inc. (*)	535	366,454
Old Dominion Freight Line, Inc.	1,676	500,588
Omnicom Group, Inc.	1,321	112,126
Otter Tail Corp.	1,247	77,938
Ovintiv, Inc.	4,207	227,472
Owens Corning	1,322	120,963
Paychex, Inc.	4,644	633,767
Paycom Software, Inc. (*)	282	97,679
PepsiCo, Inc.	1,564	261,782
Pfizer, Inc.	13,740	711,320
Philip Morris International, Inc.	4,348	408,451

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Piedmont Office Realty Trust, Inc. REIT Class A	7,286	$125,465
Pinnacle West Capital Corp.	1,718	134,176
PNM Resources, Inc.	1,256	59,874
Portland General Electric Co.	1,964	108,315
Power Integrations, Inc.	652	60,427
PPL Corp. N Ap	3,881	110,841
Premier, Inc., Class A	1,725	61,393
PTC, Inc. (*)	3,882	418,169
Public Storage REIT	558	217,776
QUALCOMM, Inc.	5,774	882,383
Quidel Corp. (*)	519	58,367
Regeneron Pharmaceuticals, Inc. (*)	97	67,747
Regions Financial Corp.	6,933	154,329
Republic Services, Inc.	6,781	898,482
ResMed, Inc.	408	98,944
Rockwell Automation, Inc.	1,575	441,047
Roku, Inc. (*)	308	38,583
S&P Global, Inc.	2,207	905,267
SBA Communications Corp. REIT	414	142,457
Service Corp. International	1,892	124,531
ServiceNow, Inc. (*)	467	260,068
Sirius XM Holdings, Inc.	9,638	63,804
SLM Corp.	3,200	58,752
Southwest Gas Holdings, Inc.	1,363	106,709
Starbucks Corp.	589	53,581
State Street Corp.	4,178	363,987
Steel Dynamics, Inc.	1,987	165,775
Stellantis NV	14,985	243,004
Sturm Ruger & Co., Inc.	1,098	76,443
Synopsys, Inc. (*)	4,451	1,483,385
Target Corp.	3,626	769,510
Tecnoglass, Inc.	5,358	135,236
Teradyne, Inc.	1,050	124,142
Tesla, Inc. (*)	1,415	1,524,804
Tetra Tech, Inc.	356	58,719
Texas Instruments, Inc.	3,745	687,133
Texas Pacific Land Corp.	75	101,408
The Bank of New York Mellon Corp.	6,872	341,057
The Charles Schwab Corp.	6,786	572,128
The Coca-Cola Co.	16,289	1,009,918
The Hartford Financial Services Group, Inc.	1,057	75,903
The Hershey Co.	2,312	500,849
The Interpublic Group of Cos., Inc.	5,125	181,681
The Kroger Co.	1,045	59,952
The Mosaic Co.	4,338	288,477
Description	Shares	Fair Value
The Procter & Gamble Co.	7,479	$1,142,791
The Progressive Corp.	552	62,922
The TJX Cos., Inc.	880	53,310
The Toro Co.	588	50,268
The Travelers Cos., Inc.	319	58,291
Thermo Fisher Scientific, Inc.	1,681	992,883
TopBuild Corp. (*)	1,066	193,362
Tractor Supply Co.	805	187,863
Tyson Foods, Inc., Class A	4,873	436,767
UMH Properties, Inc. REIT	4,491	110,434
United Parcel Service, Inc., Class B	1,679	360,078
UnitedHealth Group, Inc.	2,490	1,269,825
Verizon Communications, Inc.	34,528	1,758,856
Vertex Pharmaceuticals, Inc. (*)	666	173,806
Virtu Financial, Inc., Class A	3,485	129,712
Visa, Inc., Class A	3,646	808,573
VMware, Inc., Class A	1,893	215,556
Walmart, Inc.	2,229	331,943
Warner Music Group Corp., Class A	6,127	231,907
Washington Federal, Inc.	7,510	246,478
WD-40 Co.	227	41,593
Wells Fargo & Co.	7,316	354,533
WW Grainger, Inc.	1,281	660,727
Zoetis, Inc.	4,513	851,107
		88,601,733
Total Common Stocks (Cost $97,430,511)		128,312,502
Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 20.0%
Australia | 0.1%
Telstra Corp., Ltd. MTN, 4.000%, 04/19/27	AUD	300	$226,814
Canada | 0.7%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	2,295	2,111,271
Germany | 0.6%
Mercedes-Benz Group AG MTN, 0.750%, 09/10/30	EUR	1,710	1,773,321
Netherlands | 0.7%
ING Groep NV MTN, 1.125% (SONIA + 0.905%), 12/07/28 (§)	GBP	1,900	2,235,454
Switzerland | 0.2%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	765	814,994

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
United Kingdom | 1.5%
Ashtead Capital, Inc., 4.250%, 11/01/29	USD	$1,795	$1,786,181
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30	GBP	1,940	2,463,249
Unilever Capital Corp., 1.375%, 09/14/30	USD	675	583,142
			4,832,572
United States | 16.2%
Adobe, Inc., 2.300%, 02/01/30	USD	1,930	1,826,026
Alphabet, Inc., 1.100%, 08/15/30	USD	2,045	1,787,136
Amazon.com, Inc., 3.150%, 08/22/27	USD	1,465	1,483,789
American Express Co., 3.300%, 05/03/27	USD	1,293	1,299,177
Amgen, Inc., 3.000%, 02/22/29	USD	1,770	1,737,555
Apple, Inc., 3.000%, 06/20/27	USD	1,805	1,825,787
Ball Corp., 4.875%, 03/15/26	USD	1,115	1,154,627
Bank of America Corp.:
1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	995	980,470
1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	2,750	2,022,635
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	1,880	1,789,023
Clean Harbors, Inc., 4.875%, 07/15/27	USD	1,020	1,017,450
DaVita, Inc., 4.625%, 06/01/30	USD	910	849,758
Dell International LLC, 5.300%, 10/01/29	USD	1,542	1,679,623
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	2,815	2,199,760
Johnson Controls International PLC, 1.750%, 09/15/30	USD	1,890	1,687,344
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	2,290	2,295,992
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	1,723	1,743,095
McDonald's Corp.:
3.125%, 03/04/25	CAD	1,135	903,751
3.125%, 03/04/25	CAD	915	728,575
Microsoft Corp., 3.500%, 11/15/42	USD	800	818,468
Description	Security Currency	Principal Amount (000)	Fair Value
Morgan Stanley, 3.625%, 01/20/27	USD	$1,970	$1,986,935
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	1,030	975,647
PepsiCo, Inc., 2.875%, 10/15/49	USD	940	870,785
Pfizer, Inc., 2.625%, 04/01/30	USD	1,885	1,830,090
Prologis LP REIT, 1.250%, 10/15/30	USD	2,975	2,532,937
Schneider Electric SE, 2.950%, 09/27/22	USD	883	889,451
Service Corp. International, 4.625%, 12/15/27	USD	1,115	1,124,756
Starbucks Corp., 4.450%, 08/15/49	USD	710	758,808
The Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	2,300	1,992,444
The Home Depot, Inc., 5.875%, 12/16/36	USD	810	1,025,962
The Procter & Gamble Co., 1.200%, 10/29/30	USD	1,020	888,331
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	1,875	1,739,009
United Rentals North America, Inc., 4.875%, 01/15/28	USD	1,155	1,173,243
Verizon Communications, Inc., 3.875%, 02/08/29	USD	2,244	2,334,523
Visa, Inc., 0.750%, 08/15/27	USD	765	692,896
			50,645,858
Total Corporate Bonds (Cost $66,128,453)			62,640,284
Foreign Government Obligations | 22.6%
Australia | 1.1%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	2,670	1,714,913
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	2,685	1,718,534
			3,433,447
Bahamas | 0.5%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	1,815	1,480,132
Bermuda | 1.2%
Government of Bermuda:
3.717%, 01/25/27	USD	1,760	1,781,230
2.375%, 08/20/30 (#)	USD	2,190	2,004,945
			3,786,175

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Canada | 3.2%
City of Vancouver, 2.900%, 11/20/25	CAD	1,920	$1,541,744
Export Development Canada, 1.650%, 07/31/24	CAD	2,600	2,040,028
Province of British Columbia Canada, 3.200%, 06/18/44	CAD	2,095	1,650,427
Province of Quebec:
2.500%, 04/20/26	USD	1,310	1,297,047
1.850%, 02/13/27	CAD	4,360	3,341,382
			9,870,628
Chile | 1.5%
Bonos de la Tesoreria de la Republica en pesos:
5.800%, 06/01/24	CLP	1,295,000	1,615,307
2.300%, 10/01/28	CLP	1,665,000	1,669,624
Republic of Chile, 0.830%, 07/02/31	EUR	1,445	1,462,656
			4,747,587
Colombia | 0.5%
Republic of Colombia, 9.850%, 06/28/27	COP	5,847,000	1,590,188
Costa Rica | 0.4%
Costa Rica Government International Bond, 6.125%, 02/19/31	USD	1,250	1,264,688
Czech Republic | 0.9%
Czech Republic, 1.000%, 06/26/26	CZK	69,800	2,762,873
Hungary | 0.8%
Hungary Government Bonds, 2.750%, 12/22/26	HUF	612,560	1,571,046
Hungary Government International Bond, 1.750%, 06/05/35	EUR	836	863,729
			2,434,775
Italy | 0.8%
Italy Buoni Poliennali Del Tesoro, 1.450%, 03/01/36	EUR	2,335	2,370,298
Japan | 0.3%
Japan International Cooperation Agency, 1.750%, 04/28/31	USD	1,030	944,116
Mexico | 1.1%
Mexican Bonos:
8.000%, 09/05/24	MXN	33,200	1,654,834
7.500%, 06/03/27	MXN	33,050	1,600,108
United Mexican States, 6.750%, 02/06/24	GBP	165	230,543
			3,485,485
Description	Security Currency	Principal Amount (000)	Fair Value
Morocco | 0.5%
Morocco Government International Bond, 1.500%, 11/27/31	EUR	1,765	$1,602,052
Netherlands | 0.2%
Nederlandse Waterschapsbank NV, 0.500%, 12/02/25 (#)	USD	840	776,240
New Zealand | 3.5%
Housing New Zealand, Ltd. MTN, 3.420%, 10/18/28	NZD	2,540	1,715,521
New Zealand Local Government Funding Agency Bonds:
2.250%, 04/15/24	NZD	6,355	4,306,100
1.500%, 04/20/29	NZD	5,715	3,393,437
2.000%, 04/15/37	NZD	3,170	1,679,510
			11,094,568
Norway | 0.5%
Oslo Kommune:
2.300%, 03/14/24	NOK	3,000	338,249
2.350%, 09/04/24	NOK	11,000	1,235,284
			1,573,533
Panama | 0.9%
Republic of Panama:
8.875%, 09/30/27	USD	1,300	1,658,150
3.875%, 03/17/28	USD	1,085	1,109,616
			2,767,766
Peru | 0.8%
Peru Government Bonds:
6.150%, 08/12/32	PEN	6,695	1,753,589
3.000%, 01/15/34	USD	940	880,780
			2,634,369
Poland | 0.5%
Poland Government Bonds, 2.020% (WIBOR 6 Month), 05/25/28 (§)	PLN	7,075	1,613,628
Singapore | 0.6%
Singapore Government Bond, 3.375%, 09/01/33	SGD	2,150	1,733,039
Spain | 0.7%
Spain Government Bond, 1.000%, 07/30/42	EUR	2,400	2,295,651
Thailand | 0.6%
Thailand Government Bonds, 1.585%, 12/17/35	THB	67,125	1,715,442
United Kingdom | 1.5%
United Kingdom Gilt:
0.875%, 07/31/33	GBP	1,385	1,668,394
1.750%, 09/07/37	GBP	1,410	1,834,835

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
1.500%, 07/22/47	GBP	905	$1,115,437
			4,618,666
Total Foreign Government Obligations (Cost $75,661,116)			70,595,346
Quasi Government Bonds | 0.8%
Germany | 0.8%
Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/29 (Cost $2,583,426)	USD	2,560	2,432,418
Supranational Bonds | 5.5%
Asian Development Bank, 2.125%, 03/19/25	USD	1,511	1,495,569
European Investment Bank, 1.000%, 01/28/28	CAD	2,785	2,007,048
Inter-American Development Bank, 7.875%, 03/14/23	IDR	44,610,000	3,212,852
International Bank for Reconstruction & Development:
1.900%, 01/16/25	CAD	3,430	2,690,471
2.900%, 11/26/25	AUD	2,098	1,563,273
1.250%, 03/16/26	NOK	15,660	1,681,540
1.125%, 09/13/28	USD	988	905,326
International Finance Corp.:
2.125%, 04/07/26	USD	1,710	1,683,896
1.500%, 04/15/35	AUD	3,131	1,826,353
Total Supranational Bonds (Cost $17,608,288)			17,066,328
US Municipal Bonds | 0.9%
California | 0.8%
State of California:
4.500%, 04/01/33	USD	900	977,362
7.550%, 04/01/39	USD	1,000	1,482,847
			2,460,209
New York | 0.1%
New York State Urban Development Corp., Series B, 3.900%, 03/15/33	USD	420	432,411
Total US Municipal Bonds (Cost $3,024,514)			2,892,620
Description		Principal Amount (000)	Fair Value
US Treasury Securities | 1.6%
U.S. Treasury Bond, 1.750%, 08/15/41 (Cost $5,315,533)	USD	5,755	$4,987,966

Description	Shares	Fair Value
Exchange-Traded Funds | 5.2%
iShares MSCI World ETF (Cost $10,691,523)	127,722	$16,368,852
Short-Term Investments | 4.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $13,021,070)	13,021,070	13,021,070
Total Investments l 101.8% (Cost $291,464,434) (»)		$318,317,386
Liabilities in Excess of Cash and Other Assets l (1.8)%		(5,606,773)
Net Assets l 100.0%		$312,710,613

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	276,593	USD	198,000	HSB	04/13/22	$8,995	$—
AUD	483,435	USD	348,200	HSB	04/13/22	13,589	—
AUD	666,354	USD	475,800	HSB	04/13/22	22,881	—
AUD	969,597	USD	689,900	HSB	04/13/22	35,720	—
AUD	56,113	USD	41,832	HSB	06/29/22	221	—
AUD	171,575	USD	124,900	JPM	04/13/22	3,502	—
CAD	558,036	USD	442,000	CIT	04/13/22	4,357	—
CAD	920,514	USD	726,300	HSB	04/13/22	9,992	—
CAD	129,271	USD	101,300	JPM	04/13/22	2,100	—
CAD	311,144	USD	241,600	JPM	04/13/22	7,275	—
CAD	687,259	USD	541,700	JPM	04/13/22	8,018	—
CHF	195,790	USD	212,800	HSB	04/13/22	—	857
CHF	252,652	USD	275,500	HSB	04/13/22	—	2,003
CHF	300,187	USD	329,267	HSB	04/13/22	—	4,314
CHF	92,587	USD	99,900	JPM	04/13/22	325	—
CHF	743,685	USD	815,680	JPM	04/13/22	—	10,638
CHF	105,714	USD	115,950	MSC	04/13/22	—	1,514
CHF	152,972	USD	167,000	MSC	04/13/22	—	1,407
CLP	230,451,000	USD	296,400	CIT	04/13/22	—	3,944
CNH	8,054,925	USD	1,266,000	HSB	04/13/22	945	—
CNH	10,451,374	USD	1,644,400	HSB	04/13/22	—	521
CNH	13,272,437	USD	2,078,800	HSB	04/13/22	8,799	—
CNH	23,851,051	USD	3,733,453	HSB	04/13/22	18,038	—
CNH	1,490,976	USD	231,900	HSB	06/02/22	1,903	—
CNH	32,465,012	USD	5,022,170	HSB	06/02/22	68,744	—
CNH	4,596,344	USD	724,900	JPM	04/13/22	—	1,949
CZK	1,330,706	USD	61,000	HSB	04/13/22	—	756
CZK	1,601,305	USD	73,650	HSB	04/13/22	—	1,156
CZK	1,663,094	USD	77,300	HSB	04/13/22	—	2,008
CZK	2,155,258	USD	100,100	HSB	04/13/22	—	2,527
CZK	29,457,299	USD	1,284,264	HSB	04/13/22	49,330	—
CZK	579,825	USD	24,900	JPM	04/13/22	1,350	—
CZK	10,162,907	USD	464,200	JPM	04/13/22	—	4,104
EUR	2,842,766	USD	3,220,000	CIT	04/13/22	—	74,404
EUR	3,927,975	USD	4,457,341	CIT	04/13/22	—	110,933
EUR	479,731	USD	542,863	HSB	04/13/22	—	12,029
EUR	3,616,011	USD	4,120,900	HSB	04/13/22	—	119,688
EUR	4,666,834	USD	5,284,700	HSB	04/13/22	—	120,724
EUR	10,508,347	USD	11,924,347	HSB	04/13/22	—	296,582
EUR	1,119,803	USD	1,240,295	HSB	06/29/22	2,707	—
EUR	1,173,047	USD	1,309,700	JPM	04/13/22	—	11,692
EUR	1,388,950	USD	1,516,600	JPM	04/13/22	20,310	—
GBP	904,397	USD	1,227,200	HSB	04/13/22	—	39,228
GBP	305,236	USD	399,900	JPM	04/13/22	1,043	—
GBP	564,922	USD	763,000	JPM	04/13/22	—	20,946
GBP	683,411	USD	928,600	JPM	04/13/22	—	30,905

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HUF	14,370,048	USD	45,000	JPM	04/13/22	$—	$1,781
HUF	23,654,938	USD	75,100	JPM	04/13/22	—	3,956
HUF	121,053,087	USD	388,090	JPM	04/13/22	—	24,013
HUF	199,224,386	USD	600,200	JPM	04/13/22	—	1,017
HUF	544,617,042	USD	1,663,613	JPM	04/13/22	—	25,634
IDR	1,720,383,000	USD	119,000	JPM	04/28/22	668	—
INR	7,312,454	USD	96,700	JPM	04/28/22	—	433
INR	21,354,228	USD	282,800	JPM	04/28/22	—	1,676
INR	34,655,135	USD	460,319	JPM	04/28/22	—	4,092
JPY	230,799,318	USD	2,029,000	CIT	04/13/22	—	132,878
JPY	570,824,857	USD	5,001,526	CIT	04/13/22	—	311,939
JPY	310,151,083	USD	2,689,200	HSB	04/13/22	—	141,167
JPY	383,666,331	USD	3,356,100	HSB	04/13/22	—	204,105
JPY	1,090,187,999	USD	9,552,913	HSB	04/13/22	—	596,519
JPY	76,218,152	USD	661,100	JPM	04/13/22	—	34,933
JPY	136,660,073	USD	1,183,200	JPM	04/13/22	—	60,475
KRW	200,211,290	USD	167,000	JPM	04/28/22	—	1,894
KRW	277,939,750	USD	232,100	JPM	04/28/22	—	2,894
KRW	429,747,320	USD	357,200	JPM	04/28/22	—	2,804
KRW	1,495,171,422	USD	1,253,150	JPM	04/28/22	—	20,141
MXN	627,477	USD	30,000	HSB	04/13/22	1,498	—
MXN	790,338	USD	38,600	HSB	04/13/22	1,074	—
MXN	1,040,852	USD	50,000	HSB	04/13/22	2,249	—
MXN	19,720,061	USD	936,000	JPM	04/13/22	53,916	—
NOK	268,292	USD	30,000	JPM	04/13/22	471	—
NOK	15,158,799	USD	1,701,900	JPM	04/13/22	19,758	—
NZD	113,761	USD	76,000	HSB	04/13/22	2,834	—
NZD	264,510	USD	175,300	HSB	04/13/22	8,001	—
NZD	173,745	USD	116,000	HSB	05/10/22	4,345	—
NZD	73,305	USD	49,900	JPM	04/13/22	900	—
NZD	353,744	USD	234,000	JPM	05/10/22	11,023	—
PLN	153,066	USD	38,600	HSB	04/13/22	—	2,199
PLN	248,326	USD	61,000	HSB	04/13/22	—	1,945
PLN	403,762	USD	100,100	HSB	04/13/22	—	4,080
PLN	1,748,995	USD	416,800	HSB	04/13/22	—	867
PLN	3,157,513	USD	791,215	HSB	04/13/22	—	40,319
PLN	37,076	USD	8,300	JPM	04/13/22	517	—
RON	421,513	USD	96,700	HSB	04/13/22	—	2,452
RON	550,096	USD	125,200	HSB	04/13/22	—	2,202
RON	1,073,270	USD	244,000	HSB	04/13/22	—	4,023
RON	3,710,660	USD	852,829	HSB	04/13/22	—	23,147
RON	9,803,949	USD	2,135,355	HSB	04/13/22	56,752	—
RON	3,761,064	USD	833,600	HSB	07/13/22	—	2,941
RUB	10,973,067	USD	140,231	HSB	04/13/22	—	6,123
RUB	32,491,655	USD	415,382	JPM	04/13/22	—	18,284
SEK	702,639	USD	76,000	HSB	04/13/22	—	1,259

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SEK	895,899	USD	96,700	HSB	04/13/22	$—	$1,401
SEK	1,150,514	USD	125,200	HSB	04/13/22	—	2,817
SEK	4,005,842	USD	444,950	HSB	04/13/22	—	18,840
SEK	412,762	USD	41,600	JPM	04/13/22	2,306	—
SEK	1,171,064	USD	130,047	JPM	04/13/22	—	5,478
SGD	181,804	USD	135,400	HSB	04/13/22	—	1,269
SGD	236,188	USD	175,300	HSB	04/13/22	—	1,046
SGD	22,662	USD	16,600	JPM	04/13/22	119	—
SGD	142,471	USD	106,000	JPM	04/13/22	—	888
THB	2,489,647	USD	77,300	HSB	04/12/22	—	2,424
THB	1,106,582	USD	33,300	JPM	04/12/22	—	19
USD	279,893	AUD	396,379	HSB	04/13/22	—	16,746
USD	339,652	AUD	463,695	HSB	04/13/22	—	7,365
USD	631,270	AUD	879,694	HSB	04/13/22	—	27,069
USD	756,085	AUD	1,059,395	HSB	04/13/22	—	36,737
USD	1,298,537	AUD	1,791,461	HSB	04/13/22	—	42,144
USD	218,644	AUD	303,170	JPM	04/13/22	—	8,240
USD	232,886	AUD	309,480	JPM	04/13/22	1,280	—
USD	390,009	AUD	541,638	JPM	04/13/22	—	15,338
USD	642,800	AUD	905,220	JPM	04/13/22	—	34,642
USD	1,897,458	AUD	2,617,580	MSC	04/13/22	—	61,468
USD	3,851,696	CAD	4,830,845	CIT	04/13/22	—	12,354
USD	268,475	CAD	338,158	CIT	06/29/22	—	1,959
USD	927,271	CAD	1,188,253	HSB	04/13/22	—	23,177
USD	1,552,819	CAD	1,953,536	HSB	04/13/22	—	9,757
USD	2,800,415	CAD	3,554,494	HSB	04/13/22	—	42,720
USD	3,028,991	CAD	3,799,279	HSB	04/13/22	—	9,940
USD	473,828	CAD	596,786	HSB	06/29/22	—	3,437
USD	469,520	CAD	588,908	JPM	04/13/22	—	1,530
USD	654,469	CAD	827,673	JPM	04/13/22	—	7,563
USD	2,160,939	CAD	2,741,916	JPM	04/13/22	—	32,239
USD	1,155,131	CAD	1,448,846	MSC	04/13/22	—	3,758
USD	159,640	CHF	148,192	HSB	06/29/22	—	1,335
USD	165,000	CLP	133,529,550	CIT	04/13/22	—	4,457
USD	269,544	CLP	216,937,492	CIT	04/13/22	—	5,762
USD	736,500	CLP	595,202,475	CIT	04/13/22	—	18,846
USD	1,038,668	CLP	872,023,694	CIT	04/13/22	—	67,980
USD	1,080,000	CLP	906,120,000	CIT	04/13/22	—	69,918
USD	229,487	COP	910,146,156	HSB	05/02/22	—	10,846
USD	370,000	COP	1,477,410,000	HSB	05/02/22	—	20,124
USD	846,039	COP	3,228,060,878	HSB	05/02/22	—	6,361
USD	383,238	CZK	8,393,673	HSB	04/13/22	3,238	—
USD	646,353	CZK	13,871,313	HSB	04/13/22	18,369	—
USD	2,424,607	CZK	52,715,835	HSB	04/13/22	38,050	—
USD	509,771	CZK	11,007,278	JPM	04/13/22	11,448	—
USD	283,314	DKK	1,902,977	HSB	06/29/22	—	638
USD	369,804	EUR	333,714	HSB	04/13/22	541	—

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,008,116	EUR	892,037	HSB	04/13/22	$21,053	$—
USD	1,012,201	EUR	892,004	HSB	04/13/22	25,175	—
USD	1,666,427	EUR	1,464,997	HSB	04/13/22	45,369	—
USD	791,200	EUR	706,386	JPM	04/13/22	9,566	—
USD	1,247,527	EUR	1,096,529	JPM	04/13/22	34,188	—
USD	3,395,700	EUR	3,007,040	JPM	04/13/22	68,330	—
USD	57,750	GBP	42,493	HSB	04/13/22	1,933	—
USD	484,097	GBP	367,666	HSB	04/13/22	1,149	—
USD	929,710	GBP	688,317	HSB	04/13/22	25,570	—
USD	1,488,115	GBP	1,096,766	HSB	04/13/22	47,456	—
USD	44,791	GBP	33,801	HSB	06/29/22	400	—
USD	837,399	GBP	615,171	JPM	04/13/22	29,341	—
USD	1,218,501	GBP	896,598	JPM	04/13/22	40,775	—
USD	528,863	HUF	166,072,513	HSB	04/13/22	29,387	—
USD	314,013	HUF	100,907,099	JPM	04/13/22	10,527	—
USD	396,200	HUF	126,113,313	JPM	04/13/22	16,904	—
USD	412,554	HUF	130,465,804	JPM	04/13/22	20,168	—
USD	2,337,897	HUF	729,236,819	JPM	04/13/22	144,659	—
USD	398,030	IDR	5,759,091,818	JPM	04/28/22	—	2,566
USD	656,632	IDR	9,454,187,968	JPM	04/28/22	—	991
USD	826,332	INR	63,321,817	JPM	04/28/22	—	7,286
USD	1,390,221	JPY	167,329,760	HSB	06/29/22	12,431	—
USD	1,891,900	JPY	228,239,005	JPM	04/13/22	16,812	—
USD	152,910	JPY	18,404,035	SSB	06/29/22	1,372	—
USD	73,838	MXN	1,559,226	HSB	04/13/22	—	4,432
USD	180,267	MXN	3,693,571	HSB	04/13/22	—	5,145
USD	227,329	MXN	4,746,010	HSB	04/13/22	—	10,914
USD	917,266	MXN	18,895,923	HSB	04/13/22	—	31,279
USD	1,651,004	MXN	32,975,289	JPM	04/13/22	—	4,303
USD	152,738	NOK	1,365,121	HSB	04/13/22	—	2,305
USD	237,951	NOK	2,093,730	HSB	04/13/22	156	—
USD	256,183	NOK	2,225,250	HSB	04/13/22	3,451	—
USD	114,588	NOK	1,015,138	JPM	04/13/22	—	706
USD	181,860	NOK	1,634,373	JPM	04/13/22	—	3,763
USD	2,253,792	NOK	19,582,456	JPM	04/13/22	29,718	—
USD	1,639,719	NZD	2,425,613	CIT	04/13/22	—	41,192
USD	859,524	NZD	1,286,729	HSB	04/13/22	—	32,159
USD	1,413,110	NZD	2,126,865	HSB	04/13/22	—	60,773
USD	2,367,302	NZD	3,502,288	HSB	04/13/22	—	59,728
USD	454,117	NZD	648,683	HSB	05/10/22	4,803	—
USD	733,152	NZD	1,102,638	HSB	05/10/22	—	30,598
USD	855,888	NZD	1,233,415	HSB	05/10/22	1,555	—
USD	864,034	NZD	1,278,011	JPM	04/13/22	—	21,607
USD	1,214,757	NZD	1,806,481	JPM	04/13/22	—	37,105
USD	353,553	NZD	494,824	JPM	05/10/22	10,809	—
USD	848,643	PEN	3,281,703	CIT	05/02/22	—	41,338

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	198,696	PEN	745,905	HSB	05/02/22	$—	$3,590
USD	239,813	PEN	927,716	HSB	05/02/22	—	11,779
USD	300,000	PEN	1,169,400	HSB	05/02/22	—	17,135
USD	154,084	PLN	630,067	HSB	04/13/22	4,246	—
USD	206,187	PLN	823,136	HSB	04/13/22	10,435	—
USD	260,085	PLN	1,042,825	HSB	04/13/22	12,088	—
USD	410,900	PLN	1,661,433	HSB	04/13/22	15,790	—
USD	1,431,397	PLN	5,712,291	HSB	04/13/22	72,941	—
USD	279,051	RON	1,230,666	HSB	04/13/22	3,881	—
USD	366,095	RON	1,598,931	HSB	04/13/22	8,584	—
USD	465,880	RON	2,040,487	HSB	04/13/22	9,639	—
USD	1,082,391	RON	4,705,448	HSB	04/13/22	30,280	—
USD	1,338,900	RON	5,983,956	HSB	04/13/22	922	—
USD	134,490	RUB	10,973,067	HSB	04/13/22	383	—
USD	6,710	RUB	548,078	JPM	04/13/22	11	—
USD	404,800	RUB	31,943,578	JPM	04/13/22	14,401	—
USD	88,863	SGD	120,596	HSB	04/13/22	—	110
USD	93,379	SGD	126,190	HSB	04/13/22	279	—
USD	147,688	SGD	198,577	HSB	04/13/22	1,183	—
USD	264,182	SGD	355,826	HSB	04/13/22	1,661	—
USD	205,861	SGD	276,636	JPM	04/13/22	1,765	—
USD	256,240	SGD	346,311	JPM	04/13/22	740	—
USD	824,200	SGD	1,119,676	JPM	04/13/22	—	1,873
USD	108,000	THB	3,564,000	HSB	04/12/22	812	—
USD	170,014	THB	5,646,685	HSB	04/12/22	190	—
USD	205,554	THB	6,635,090	HSB	04/12/22	6,003	—
USD	665,200	THB	21,921,333	HSB	04/12/22	5,913	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,384,705	$3,628,330

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

March 31, 2022 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2022, these securities amounted to 1.2% of net assets of Lazard Retirement Global Dynamic Multi-Asset Portfolio.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2022.
(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

Security Abbreviations:
ADR	- American Depositary Receipt
CDOR	- Canadian Dollar Offered Rate
GDR	- Global Depositary Receipt
LIBOR	- London Interbank Offered Rate
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Interbank Average
WIBOR	- Warsaw Interbank Offered Rate

Currency Abbreviations:

AUD	-Australian Dollar	JPY	- Japanese Yen
CAD	-Canadian Dollar	KRW	- South Korean Won
CHF	-Swiss Franc	MXN	-Mexican New Peso
CLP	-Chilean Peso	NOK	-Norwegian Krone
CNH	-Chinese Yuan Renminbi	NZD	-New Zealand Dollar
COP	-Colombian Peso	PEN	-Peruvian Nuevo Sol
CZK	-Czech Koruna	PLN	-Polish Zloty
DKK	-Danish Krone	RON	-New Romanian Leu
EUR	-Euro	RUB	-Russian Ruble
GBP	-British Pound Sterling	SEK	-Swedish Krone
HUF	-Hungarian Forint	SGD	-Singapore Dollar
IDR	-Indonesian Rupiah	THB	-Thai Baht
INR	-Indian Rupee	USD	-United States Dollar

Counterparty Abbreviations:
CIT	- Citibank NA
HSB	- HSBC Bank USA NA
JPM	- JPMorgan Chase Bank NA
MSC	- Morgan Stanley & Co.
SSB	- State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	4.2%	0.7%
Air Freight & Logistics	—	—	0.4
Airlines	—	1.4	—
Auto Components	1.8	0.7	0.1
Automobiles	2.7	2.4	1.8
Banks	23.9	5.5	6.2
Beverages	—	3.7	1.3
Biotechnology	—	—	0.9
Building Products	—	1.1	0.9
Capital Markets	—	3.3	2.8
Chemicals	1.3	4.7	0.5
Commercial Services & Suppliers	—	—	1.2
Communications Equipment	—	—	0.5
Construction Materials	2.3	—	—
Consumer Finance	—	—	0.5
Containers & Packaging	—	—	0.5
Diversified Consumer Services	—	—	0.5
Diversified Financial Services	—	—	0.1
Diversified Telecommunication Services	3.0	1.1	1.6
Electric Utilities	—	1.5	0.7
Electrical Equipment	—	2.7	0.8
Electronic Equipment, Instruments & Components	2.1	—	0.7
Entertainment	—	2.9	0.4
Equity Real Estate Investment Trusts (REITs)	—	—	1.6
Food & Staples Retailing	—	2.2	1.7
Food Products	0.9	—	0.6
Gas Utilities	0.8	1.0	0.2
Health Care Equipment & Supplies	—	5.9	0.5
Health Care Providers & Services	3.1	—	1.7
Hotels, Restaurants & Leisure	1.0	1.3	1.4
Household Durables	2.3	—	0.1
Household Products	0.7	—	1.3
Independent Power & Renewable Electricity Producers	0.9	1.1	0.2
Industrial Conglomerates	1.4	1.3	0.2
Insurance	5.3	4.6	1.5
Interactive Media & Services	—	0.6	1.8
Internet & Direct Marketing Retail	—	0.7	1.1
IT Services	—	1.9	1.7
Leisure Products	—	4.5	0.3
Life Sciences Tools & Services	—	—	0.8
Machinery	1.0	2.2	1.5
Marine	—	—	0.3
Media	—	—	0.7
Metals & Mining	4.0	1.9	0.6
Multiline Retail	—	—	0.5
Multi-Utilities	—	2.4	0.2
Oil, Gas & Consumable Fuels	8.7	6.2	1.5
Paper & Forest Products	0.6	—	—
Personal Products	2.9	1.4	0.2

Pharmaceuticals	0.8	6.8	3.4
Professional Services	—	5.0	1.0
Real Estate Management & Development	2.0	3.8	0.2
Road & Rail	—	—	0.5
Semiconductors & Semiconductor Equipment	11.3	3.2	2.0
Software	—	—	3.8
Specialty Retail	1.0	1.0	1.3
Technology Hardware, Storage & Peripherals	8.3	—	3.0
Textiles, Apparel & Luxury Goods	—	1.0	0.4
Thrifts & Mortgage Finance	—	—	0.1
Tobacco	0.8	—	0.1
Trading Companies & Distributors	—	1.2	0.6
Transportation Infrastructure	1.9	—	—
Wireless Telecommunication Services	1.9	—	0.1
Subtotal	98.7	96.4	61.8
Exchange Traded Funds	—	—	5.2
Foreign Government Obligations	—	—	22.6
Supranational Bonds	—	—	5.5
US Municipal Bonds	—	—	0.9
US Treasury Securities	—	—	1.6
Short-Term Investments	1.2	2.4	4.2
Total Investments	99.9%	98.8%	101.8%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)    The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 23, 2022

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 23, 2022